Net Income (Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Computation of Basic and Diluted Net Income Per Share

The computation of basic and diluted net income per share is as follows:

	Nine Months Ended September 30,
	2013	2012
Net income (loss)	$(2,805)	$2,784
Weighted average number of shares outstanding:
Weighted average common shares outstanding	20,336,459	15,833,195
Effect of convertible preferred stock	—	17,418,807

Weighted average shares outstanding for basic earnings per share	20,336,459	33,252,002
Effect of share-based equity award plan	—	1,532,210
Effect of warrants	—	63,128

Weighted average shares outstanding for diluted earnings per share	20,336,459	34,847,340
Net income (loss) per share:
Basic	$(0.14)	$0.08

Diluted	$(0.14)	$0.08

The computation of basic and diluted net income (loss) per share is as follows:

	Year Ended December 31,
	2011	2012
Net income (loss)	$(184)	$4,305
Weighted average number of shares outstanding:
Weighted average common shares outstanding	16,757,527	15,748,551
Effect of convertible preferred stock	—	17,418,807

Weighted average shares outstanding for basic earnings per share	16,757,527	33,167,358
Effect of share-based equity award plan	—	1,555,447
Effect of warrants	—	67,832

Weighted average shares outstanding for diluted earnings per share	16,757,527	34,790,637
Net income (loss) per share:
Basic	$(0.01)	$0.13
Diluted	$(0.01)	$0.12

Pro Forma [Member]
Computation of Basic and Diluted Net Income Per Share

The computation of pro forma basic and diluted net income per share is as follows:

Year Ended December 31, 2012
Net income	$4,305

Pro forma weighted average number of shares outstanding:
Weighted average common shares outstanding	15,748,551
Effect of convertible preferred stock	17,418,807

Pro forma weighted average shares outstanding for basic earnings per share	33,167,358
Effect of share-based equity award plan	1,555,447
Effect of warrants	67,832

Pro forma weighted average shares outstanding for diluted earnings per share	34,790,637
Pro forma net income per share:
Basic	$0.13

Diluted	$0.12